UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-HR

FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [   ]; Amendment Number: ______
   This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Karpus Investment Management
Address:  183 Sully's Trail
	  Pittsford, New York 14534

Form 13F File Number:  28-11445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George W. Karpus
Title:	President / CEO
Phone:	585-586-4680

Signature, Place, and Date of Signing:
	November 12, 2010	         George Karpus			Pittsford, New York 14534
               [Date]		  [Signature]			       [City, State]

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-________________	_________________________________________
	[Repeat as necessary.]

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     	  N/A

Form 13F Information Table Entry Total:   130

Form 13F Information Table Value Total:   $933,017.37  (x$1,000)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.	          Form 13F File Number		Name

       NONE

       [Repeat as necessary.]

FORM 13F INFORMATION TABLE
Col 1				Col 2	Col 3		Col 4		Col 5				Col 6	Col 7	Col 8
Name of Issuer			Title	CUSIP		Value		Shares		SH/	PUT/ 	Invest.	Other 	Voting Authority
				of 			x($1,000)	or PRN AMT	PRN	Call	Disc'n	Mgrs	Sole		Shared	None
				Class
ABERDEEN EMERGING MARKETS T	Common	00301T102	 $2,239.36 	 120,202 	 SH 	n/a	sole	n/a	sole		0	0
ABERDEEN ISRAEL FUND, INC	Common	00301L109	 $262.61 	 16,243 	 SH 	n/a	sole	n/a	sole		0	0
ABERDEEN LATIN AMERICA EQUI	Common	00306K106	 $270.53 	 7,465 	 	 SH 	n/a	sole	n/a	sole		0	0
ADAMS EXPRESS COMPANY		Common	006212104	 $14,834.03 	 1,492,357 	 SH 	n/a	sole	n/a	sole		0	0
ALLIANCEBERNSTEIN INC FUND	Common	01881E101	 $4,127.46 	 492,537 	 SH 	n/a	sole	n/a	sole		0	0
ASIA PACIFIC FUND INC		Common	044901106	 $2,787.18 	 252,920 	 SH 	n/a	sole	n/a	sole		0	0
BANCROFT FUND LTD		Common	059695106	 $263.45 	 16,222 	 SH 	n/a	sole	n/a	sole		0	0
BANK OF AMERICA CORPORATION	Common	060505104	 $132.73 	 10,130 	 SH 	n/a	sole	n/a	sole		0	0
BANK OF NEW YORK MELLON COR	Common	064058100	 $357.98 	 13,700 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK INSD MUNI TERM TR	Common	092474105	 $17,070.42 	 1,698,549 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNI NY INT DUR F	Common	09255F109	 $999.85 	 71,113 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIYIELD CA INSU	Common	09254N103	 $5,889.91 	 410,447 	 SH 	n/a	sole	n/a	sole		0	0
CENTRAL EUROPE & RUSSIA FUN	Common	153436100	 $529.08 	 14,158 	 SH 	n/a	sole	n/a	sole		0	0
COHEN & STEERS INFRASTUCTUR	Common	19248A109	 $11,761.46 	 738,785 	 SH 	n/a	sole	n/a	sole		0	0
CORNING INC COM			Common	219350105	 $365.60 	 20,000 	 SH 	n/a	sole	n/a	sole		0	0
CORP PROP ASSOC 16 GLOBAL	Common	98MSC0EK7	 $92.00 	 10,000 	 SH 	n/a	sole	n/a	sole		0	0
DELAWARE INV AZ MUNI INCM F	Common	246100101	 $3,466.99 	 261,857 	 SH 	n/a	sole	n/a	sole		0	0
DTF TAX-FREE INCOME INC		Common	23334J107	 $24,395.67 	 1,480,320 	 SH 	n/a	sole	n/a	sole		0	0
EATON VANCE MI MUNICIPAL IN	Common	27826D106	 $1,856.27 	 141,700 	 SH 	n/a	sole	n/a	sole		0	0
EATON VANCE SHORT DUR DIV I	Common	27828V104	 $3,814.78 	 218,112 	 SH 	n/a	sole	n/a	sole		0	0
EQUUS TOTAL RETURN INC		Common	294766100	 $468.62 	 196,900 	 SH 	n/a	sole	n/a	sole		0	0
ETF POWERSHARES INSURED		Common	73936T474	 $34,513.71 	 1,403,567 	 SH 	n/a	sole	n/a	sole		0	0
EXXON MOBIL CORP		Common	30231G102	 $465.65 	 7,536 	 	 SH 	n/a	sole	n/a	sole		0	0
FIRST NIAGARA FINANCIAL GRP	Common	33582V108	 $140.03 	 12,020 	 SH 	n/a	sole	n/a	sole		0	0
FORT DEARBORN INCOME SEC	Common	347200107	 $7,821.70 	 484,316 	 SH 	n/a	sole	n/a	sole		0	0
FRANKLIN STREET PROPERTIES 	Common	35471R106	 $789.90 	 63,599 	 SH 	n/a	sole	n/a	sole		0	0
GABELLI DIVIDEND & INCOME T	Common	36242H104	 $14,337.49 	 1,029,992 	 SH 	n/a	sole	n/a	sole		0	0
GENERAL AMERICAN INVESTORS	Common	368802104	 $1,738.38 	 71,318 	 SH 	n/a	sole	n/a	sole		0	0
GENERAL ELECTRIC CO		Common	369604103	 $192.76 	 11,862 	 SH 	n/a	sole	n/a	sole		0	0
GREATER CHINA FUND		Common	39167B102	 $719.45 	 56,295 	 SH 	n/a	sole	n/a	sole		0	0
GSI GROUP, INC.			Common	36191C106	 $117.76 	 46,918 	 SH 	n/a	sole	n/a	sole		0	0
H & Q HEALTHCARE INVESTORS	Common	404052102	 $2,065.85 	 171,014 	 SH 	n/a	sole	n/a	sole		0	0
H & Q LIFE SCIENCES INVSTRS	Common	404053100	 $5,176.60 	 539,792 	 SH 	n/a	sole	n/a	sole		0	0
IBERO-AMERICA FUND INC		Common	45082X103	 $304.97 	 46,489 	 SH 	n/a	sole	n/a	sole		0	0
INTERNATIONAL BUSINESS MACH	Common	459200101	 $504.37 	 3,760 	 	 SH 	n/a	sole	n/a	sole		0	0
INVESCO CA QUAL MUNI SEC	Common	46130M107	 $2,648.15 	 195,869 	 SH 	n/a	sole	n/a	sole		0	0
INVESCO CALIFORNIA INSURED 	Common	46130L109	 $6,440.88 	 434,314 	 SH 	n/a	sole	n/a	sole		0	0
INVESCO NY QUAL MUNI SEC	Common	46133F109	 $4,449.17 	 294,842 	 SH 	n/a	sole	n/a	sole		0	0
IPATH DOW JONES-UBS COMMODI	Common	06738C778	 $27,296.01 	 645,601 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES BARCLAYS 1-3 YEAR C	Common	464288646	 $1,953.84 	 18,600 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES FTSE/XINHUA CHINA 2	Common	464287184	 $2,048.51 	 47,840 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES IBOXX INV GR CORP B	Common	464287242	 $6,799.65 	 60,126 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES LEHMAN 7-10YR TREAS	Common	464287440	 $2,332.18 	 23,555 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES LEHMAN TRES INF PR 	Common	464287176	 $17,829.24 	 163,481 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI AUSTRALIA INDE	Common	464286103	 $4,061.99 	 171,103 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI BRAZIL INDEX F	Common	464286400	 $4,323.86 	 56,192 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI CANADA		Common	464286509	 $17,286.89 	 616,728 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI EMU		Common	464286608	 $3,304.74 	 95,430 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI FRANCE INDEX F	Common	464286707	 $6,226.87 	 259,561 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI HONG KONG INDE	Common	464286871	 $1,706.47 	 94,072 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI JAPAN INDEX FD	Common	464286848	 $4,002.09 	 404,865 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI PACIFIC EX JPN	Common	464286665	 $5,655.34 	 127,660 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI SPAIN INDEX FD	Common	464286764	 $426.26 	 10,486 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI SWEDEN INDEX F	Common	464286756	 $202.07 	 6,975 	 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI UNITED KINGDOM	Common	464286699	 $8,363.59 	 511,222 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES S&P 500 INDEX FUND	Common	464287200	 $6,672.36 	 58,279 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES S&P EUROPE 350		Common	464287861	 $816.42 	 21,570 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES S&P NATIONAL MUNICI	Common	464288414	 $6,378.01 	 59,736 	 SH 	n/a	sole	n/a	sole		0	0
JAPAN EQUITY FUND		Common	471057109	 $4,625.78 	 855,043 	 SH 	n/a	sole	n/a	sole		0	0
JAPAN SMALLER CAPITALIZATIO	Common	47109U104	 $165.04 	 20,350 	 SH 	n/a	sole	n/a	sole		0	0
JF CHINA REGION FUND INC	Common	46614T107	 $519.88 	 35,127 	 SH 	n/a	sole	n/a	sole		0	0
KIMBERLY-CLARK CORPORATION	Common	494368103	 $438.37 	 6,739 	 	 SH 	n/a	sole	n/a	sole		0	0
KOREA EQUITY FUND		Common	50063B104	 $1,935.23 	 175,134 	 SH 	n/a	sole	n/a	sole		0	0
LAZARD GLOBAL TOT RT & INC	Common	52106W103	 $2,967.37 	 198,752 	 SH 	n/a	sole	n/a	sole		0	0
LENNOX INTERNATIONAL INC.	Common	526107107	 $390.22 	 9,360 	 	 SH 	n/a	sole	n/a	sole		0	0
LIBERTY ALL STAR EQUITY FUN	Common	530158104	 $20,368.20 	 4,618,640 	 SH 	n/a	sole	n/a	sole		0	0
LIBERTY ALL-STAR GROWTH FD	Common	529900102	 $11,401.73 	 2,992,579 	 SH 	n/a	sole	n/a	sole		0	0
LMP CAPITAL AND INCOME FUND	Common	50208A102	 $9,245.28 	 810,279 	 SH 	n/a	sole	n/a	sole		0	0
MACQUARIE GLOBAL INFR TOT R	Common	55608D101	 $7,664.97 	 463,981 	 SH 	n/a	sole	n/a	sole		0	0
MACQUARIE/FT GL INT/UT DV I	Common	55607W100	 $318.40 	 24,030 	 SH 	n/a	sole	n/a	sole		0	0
MEXICO EQUITY AND INCOME FD	Common	592834105	 $402.74 	 40,804 	 SH 	n/a	sole	n/a	sole		0	0
MEXICO FUND INC			Common	592835102	 $540.94 	 21,381 	 SH 	n/a	sole	n/a	sole		0	0
MFS CHARTER INCOME TRUST	Common	552727109	 $3,826.18 	 391,225 	 SH 	n/a	sole	n/a	sole		0	0
MFS INTERMARKET INC TRUST I	Common	59318R103	 $119.99 	 14,200 	 SH 	n/a	sole	n/a	sole		0	0
MFS MULTIMARKET INC TRUST	Common	552737108	 $5,052.71 	 725,964 	 SH 	n/a	sole	n/a	sole		0	0
MORGAN STANLEY ASIA PACIFIC	Common	61744U106	 $6,746.25 	 428,878 	 SH 	n/a	sole	n/a	sole		0	0
MORGAN STANLEY EMRG MARKETS	Common	61744G107	 $215.59 	 13,900 	 SH 	n/a	sole	n/a	sole		0	0
NEW GERMANY FUND		Common	644465106	 $10,381.01 	 720,403 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN ARIZONA DVD ADV MUN 	Common	67072E101	 $264.38 	 19,200 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN INSD NEW YORK PREMIU	Common	67101R107	 $1,033.00 	 68,050 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN MICHIGAN DIVIDEND AD	Common	67070W103	 $296.27 	 21,500 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN MICHIGAN PREMIUM INC	Common	67101Q109	 $3,406.68 	 241,780 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN MICHIGAN QUALITY INC	Common	670979103	 $2,260.66 	 156,123 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN MULTI-ST INC & GTH 2	Common	67073D102	 $3,515.44 	 398,125 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN NEW YORK SELECT QUAL	Common	670976109	 $2,330.87 	 151,355 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN NY DIVIDEND ADV MUNI	Common	67066X107	 $172.24 	 11,936 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN NY INV QUAL MUNI FD	Common	67062X101	 $839.44 	 56,225 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN NY QUALITY INC MUNI	Common	670986108	 $3,461.80 	 229,258 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN PA PREMIUM INC MUNI 	Common	67061F101	 $1,139.75 	 80,287 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN PENN INV QUAL MUNI F	Common	670972108	 $313.48 	 21,250 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN PREMIER MUNI INC FD	Common	670988104	 $628.60 	 43,025 	 SH 	n/a	sole	n/a	sole		0	0
PAYCHEX CORPORATION		Common	704326107	 $214.50 	 7,803 	 	 SH 	n/a	sole	n/a	sole		0	0
PEPSICO INC			Common	713448108	 $262.44 	 3,950 	 	 SH 	n/a	sole	n/a	sole		0	0
POWERSHARES BUILD AMERICA P	Common	73937B407	 $43,805.78 	 1,634,544 	 SH 	n/a	sole	n/a	sole		0	0
POWERSHARES VRDO TAX-FREE W	Common	73936T433	 $1,695.91 	 67,850 	 SH 	n/a	sole	n/a	sole		0	0
PROCTER & GAMBLE CO		Common	742718109	 $281.56 	 4,695 	 	 SH 	n/a	sole	n/a	sole		0	0
PUTNAM MUNI OPPORTUNITIES T	Common	746922103	 $79,839.98 	 6,517,549 	 SH 	n/a	sole	n/a	sole		0	0
ROYAL DUTCH SHELL PLC - ADR	Common	780259206	 $241.20 	 4,000 	  	 SH 	n/a	sole	n/a	sole		0	0
ROYCE VALUE TRUST		Common	780910105	 $9,369.41 	 771,780 	 SH 	n/a	sole	n/a	sole		0	0
RYDEX S&P EQUAL WEIGHT ETF	Common	78355W106	 $19,794.47 	 467,071 	 SH 	n/a	sole	n/a	sole		0	0
SINGAPORE FUND INC		Common	82929L109	 $3,278.21 	 209,470 	 SH 	n/a	sole	n/a	sole		0	0
SPDR BARCLAYS CAPITAL INTL 	Common	78464A516	 $9,281.75 	 154,799 	 SH 	n/a	sole	n/a	sole		0	0
SPDR BARCLAYS CAPITAL MUNIC	Common	78464A458	 $6,139.49 	 260,700 	 SH 	n/a	sole	n/a	sole		0	0
SPDR DOW JONES INDUSTRIAL A	Common	78467X109	 $29,537.88 	 273,727 	 SH 	n/a	sole	n/a	sole		0	0
SPDR LEHMAN SHORT TERM MUNI	Common	78464A425	 $1,852.09 	 76,155 	 SH 	n/a	sole	n/a	sole		0	0
SPDR TRUST SERIES 1		Common	78462F103	 $42,519.93 	 372,557 	 SH 	n/a	sole	n/a	sole		0	0
SPECIAL OPPORTUNITIES FUND	Common	84741T104	 $2,617.78 	 187,789 	 SH 	n/a	sole	n/a	sole		0	0
SUNAMERICA FOCUSED ALPHA GR	Common	867037103	 $48,843.82 	 3,095,299 	 SH 	n/a	sole	n/a	sole		0	0
SUNAMERICA FOCUSED ALPHA L/	Common	867038101	 $27,388.37 	 1,892,769 	 SH 	n/a	sole	n/a	sole		0	0
SWISS HELVETIA FUND		Common	870875101	 $7,136.22 	 568,170 	 SH 	n/a	sole	n/a	sole		0	0
TAIWAN FUND INC			Common	874036106	 $337.19 	 20,155 	 SH 	n/a	sole	n/a	sole		0	0
TAIWAN GREATER CHINA FUND	Common	874037104	 $1,151.39 	 170,829 	 SH 	n/a	sole	n/a	sole		0	0
TEMPLETON DRAGON FUND INC	Common	88018T101	 $212.05 	 7,335 	 	 SH 	n/a	sole	n/a	sole		0	0
TEXTRON INC			Common	883203101	 $244.09 	 11,872 	 SH 	n/a	sole	n/a	sole		0	0
THAI FUND INC			Common	882904105	 $279.50 	 20,210 	 SH 	n/a	sole	n/a	sole		0	0
THE EUROPEAN EQUITY FUND, I	Common	298768102	 $5,490.51 	 792,281 	 SH 	n/a	sole	n/a	sole		0	0
TRI-CONTINENTAL CORPORATION	Common	895436103	 $5,862.55 	 475,470 	 SH 	n/a	sole	n/a	sole		0	0
TS&W/CLAYMORE T/A BALANCED	Common	87280R108	 $2,401.17 	 218,290 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD EMERGING MARKET ET	Common	922042858	 $11,248.08 	 247,428 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD EUROPE PACIFIC ETF	Common	921943858	 $19,115.45 	 553,750 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD EUROPEAN ETF		Common	922042874	 $16,730.40 	 343,399 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD LARGE-CAP ETF		Common	922908637	 $22,155.40 	 425,411 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD MID-CAP ETF		Common	922908629	 $13,110.02 	 197,708 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD PACIFIC ETF		Common	922042866	 $12,672.52 	 235,330 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD SMALL-CAP ETF		Common	922908751	 $17,416.63 	 274,537 	 SH 	n/a	sole	n/a	sole		0	0
WA/CLAY US INFL-LKD OPP&INC	Common	95766R104	 $11,715.80 	 928,352 	 SH 	n/a	sole	n/a	sole		0	0
WESTERN ASSET INFLATION MAN	Common	95766U107	 $21,315.16 	 1,246,209 	 SH 	n/a	sole	n/a	sole		0	0
WESTERN ASSET MUNICIPAL PAR	Common	95766P108	 $16,602.22 	 1,126,338 	 SH 	n/a	sole	n/a	sole		0	0
WESTERN ASSET VARIABLE RATE	Common	957667108	 $4,699.26 	 295,828 	 SH 	n/a	sole	n/a	sole		0	0
ZWEIG FUND INC			Common	989834106	 $3,069.58 	 944,486 	 SH 	n/a	sole	n/a	sole		0	0
Total Securities: 130					 $933,017.37

